UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                --------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


     /s/ Charles H. Richter           Cobleskill, NY          July 14, 2005
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         -------------
Form 13F Information Table Entry Total:      65
                                         -------------
Form 13F Information Table Value Total:    1,677,696
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                                          (thousands)

List of Other Included Managers:

      NONE

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
                                                     FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
Allied Capital Corp.           COM              01903Q108    46711  1604623 SH       SOLE                  1604623
AmSurg Corp                    COM              03232p405     9070   327551 SH       SOLE                   327551
American Express Co.           COM              025816109     3219    60465 SH       SOLE                    60465
American Power Conv            COM              029066107    19785   838685 SH       SOLE                   838685
Barr Pharmaceuticals           COM              068306109    33372   684700 SH       SOLE                   684700
Berkshire Hathaway A           COM              084670108    30394      364 SH       SOLE                      364
Berkshire Hathaway B           COM              084670207    11638     4181 SH       SOLE                     4181
Brown & Brown Inc.             COM              115236101    53876  1198843 SH       SOLE                  1198843
CSS Industries Inc             COM              125906107    12485   368956 SH       SOLE                   368956
Carmax                         COM                           24509   919676 SH       SOLE                   919676
Cognex Corporation             COM              192422103     2706   103312 SH       SOLE                   103312
Commonwealth Tel.              COM              203349105    32872   784355 SH       SOLE                   784355
Conmed Corp                    COM              207410101      241     7837 SH       SOLE                     7837
Courier Corp                   COM              222660102     8598   223837 SH       SOLE                   223837
Donaldson Co., Inc.            COM              257651109    16386   540251 SH       SOLE                   540251
Ethan Allen Interiors          COM              297602104    57500  1715920 SH       SOLE                  1715920
Federated Investors            COM              314211103    60662  2021384 SH       SOLE                  2021384
Florida Rock Industries        COM              341140101    11175   152350 SH       SOLE                   152350
Forest City                    COM              345550107    21300   300001 SH       SOLE                   300001
Forest Laboratories Inc.       COM              345838106    10557   271725 SH       SOLE                   271725
Franklin Resources             COM              354613101     6315    82034 SH       SOLE                    82034
General Electric Co            COM              369604103      588    16969 SH       SOLE                    16969
Gentex Corp                    COM              371901109    39944  2194751 SH       SOLE                  2194751
H&R Block Inc.                 COM              093671105    44144   756535 SH       SOLE                   756535
Hickory Tech Corp              COM              429060106     7969   987523 SH       SOLE                   987523
Idex Corporation               COM              45167R104    50114  1297954 SH       SOLE                  1297954
Int'l Speedway                 COM              460335201    55537   987494 SH       SOLE                   987494
John Wiley & Sons              COM              968223206    44590  1122333 SH       SOLE                  1122333
Jones Apparel Group            COM              480074103    10471   337350 SH       SOLE                   337350
Kaydon Corp                    COM              486587108    43314  1555264 SH       SOLE                  1555264
Lincare Holdings Inc           COM              532791100    33253   813025 SH       SOLE                   813025
Littelfuse Inc.                COM              537008104    17349   622930 SH       SOLE                   622930
Liz Claiborne                  COM              539320101    43271  1088316 SH       SOLE                  1088316
M & T Bank Corp                COM              55261F104    18256   173603 SH       SOLE                   173603
Markel Corp                    COM              570535104    30871    91064 SH       SOLE                    91064
Martin Marietta Mat            COM              573284106    42736   618288 SH       SOLE                   618288
McGrath Rentcorp               COM              580589109     4870   205501 SH       SOLE                   205501
Meredith Corp                  COM              589433101    16563   337615 SH       SOLE                   337615
Mohawk Industries              COM              608190104    13844   167801 SH       SOLE                   167801
Montpelier Re                  COM              g62185106    15186   439151 SH       SOLE                   439151
NBT Bancorp Inc.               COM              628778102      499    21111 SH       SOLE                    21111
North Fork Bancorp             COM              659424105    52394  1865223 SH       SOLE                  1865223
Outback Steakhouse             COM              689899102    52524  1161005 SH       SOLE                  1161005
Pediatrix Medical Group        COM              705324101    14157   192501 SH       SOLE                   192501
Protective Life Corp.          COM              743674103    44826  1061719 SH       SOLE                  1061719
Renal Care Group Inc.          COM              759930100     8293   179900 SH       SOLE                   179900
Reynolds & Reynolds            COM              761695105    37801  1398490 SH       SOLE                  1398490
Ross Stores Inc.               COM              778296103    47106  1629416 SH       SOLE                  1629416
SCP Pool Corporation           COM              784028102    32666   930908 SH       SOLE                   930908
Scientific Atlanta Inc         COM              808655104    42822  1287101 SH       SOLE                  1287101
Servicemaster Co.              COM              81760N109      651    48559 SH       SOLE                    48559
TCF Financial                  COM              872275102    39769  1536676 SH       SOLE                  1536676
TD Banknorth - New             COM              87235a101     5644   189381 SH       SOLE                   189381
Tennant Co.                    COM              880345103    18789   530620 SH       SOLE                   530620
Trustco Bank Corp              COM              898349105      578    44268 SH       SOLE                    44268
US Bancorp                     COM              902973304      236     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    51334   789880 SH       SOLE                   789880
Watson Pharmaceuticals         COM              942683103    25829   873778 SH       SOLE                   873778
Westamerica Bank               COM              957090103      269     5101 SH       SOLE                     5101
White Mtns Insurance           COM              G9618E107   111978   177490 SH       SOLE                   177490
Whole Foods Mkt Inc.           COM              966837106     6041    51100 SH       SOLE                    51100
Winnebago                      COM              974637100    11635   355276 SH       SOLE                   355276
Yankee Candle Co               COM              984757104     1443    44951 SH       SOLE                    44951
Yum Brands                     COM              988498101    43071   827020 SH       SOLE                   827020
Zebra Technologies A           COM              989207105    21100   481844 SH       SOLE                   481844

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